Equity Investments - Narrative (Details) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 29, 2019	Jan. 31, 2018	Jan. 10, 2017
Schedule of Equity Method Investments [Line Items]
Impairment loss	$ 25,622,000		$ 153,398,000	$ 587,275,000	$ 420,316,000	$ 11,310,000
Impairment loss	25,622,000		153,398,000	588,223,000	104,360,000	11,717,000
Equity method investments(1)	2,412,268,000	$ 2,276,673,000		2,276,673,000	1,524,214,000
Colony Starwood Homes
Schedule of Equity Method Investments [Line Items]
Proceeds from share issuance					500,500,000
Gain in earnings of investments in unconsolidated ventures					191,200,000
NorthStar RXR NY Metro
Schedule of Equity Method Investments [Line Items]
Stock redeemed price paid per share (in dollars per share)		$ 0.01
Noncontrolling interest, write off		$ 1,500,000
ADC investments
Schedule of Equity Method Investments [Line Items]
Equity method investments(1)	502,023,000	481,477,000		481,477,000	331,268,000
Lending commitments	31,300,000			47,800,000
Company Sponsored Funds
Schedule of Equity Method Investments [Line Items]
Unfunded lending commitment	$ 270,800,000	$ 288,300,000		$ 288,300,000
Discontinued Operations, Disposed of by Means Other than Sale | CLNY Contributed Portfolio
Schedule of Equity Method Investments [Line Items]
Investments in unconsolidated ventures								$ 208,738,000
Colony Credit
Schedule of Equity Method Investments [Line Items]
Net asset value per share (in dollars per share)	$ 21.43	$ 21.65		$ 21.65
Colony | Commercial Mortgage Backed Securities
Schedule of Equity Method Investments [Line Items]
Debt Securities, Unrealized Gain (Loss)	$ 8,205,000
Class A Common Stock | Colony
Schedule of Equity Method Investments [Line Items]
Share price (in dollars per share)									$ 21.52
Class A Common Stock | Common Stock | Colony Credit
Schedule of Equity Method Investments [Line Items]
Share price (in dollars per share)		$ 15.79		$ 15.79			$ 15.66
Investment ventures
Schedule of Equity Method Investments [Line Items]
Equity method investment, impairment	0			$ 0
Investment ventures | Nonrecurring
Schedule of Equity Method Investments [Line Items]
Assets, fair value	2,622,000	$ 61,182,000	0	61,182,000	$ 6,774,000	$ 0
Equity method investment, impairment	$ 2,600,000		$ 0	$ 61,200,000
Albertsons/Safeway
Schedule of Equity Method Investments [Line Items]
Ownership percentage by co-investment partner	50.00%	50.00%		50.00%
Minimum | Class A Common Stock | Common Stock | Colony Credit
Schedule of Equity Method Investments [Line Items]
Share price (in dollars per share)		$ 15.56		$ 15.56			15.32
Maximum | Class A Common Stock | Common Stock | Colony Credit
Schedule of Equity Method Investments [Line Items]
Share price (in dollars per share)		$ 23.23		$ 23.23			$ 23.23